COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases agreements

Years ending	RMB
2019	13,118
2020	8,009
2021	4,280
2022	1,353
2023 and thereafter	336